FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 3 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 14, 2017	Nov. 20, 2015	Sep. 27, 2011	Dec. 28, 2009
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	$ 75,142,000,000
End of period, assets	85,297,000,000	$ 75,142,000,000
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	42,817,000,000
End of period, liabilities	44,442,000,000	42,817,000,000
Level 3
Reconciliation Of Changes In Fair Value Measurement, Assets (Liabilities) [Abstract]
Beginning of period, assets (liabilities)	142,000,000	4,000,000
Change in fair value	578,000,000	138,000,000
End of period, assets (liabilities)	720,000,000	142,000,000
Level 3 | Call option on 1,000 mandatory convertible bonds
Disclosure of detailed information about financial instruments [line items]
Spot price	$ 0
Volatility percentage	12.65%
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	$ 175,000,000	4,000,000
Change in fair value	809,000,000	171,000,000
End of period, assets	984,000,000	175,000,000
Level 3 | Special payment in pellet purchase agreement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	(33,000,000)	0
Change in fair value	(231,000,000)	(33,000,000)
End of period, liabilities	$ (264,000,000)	$ (33,000,000)
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 750,000,000